Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	December 31, 2016	December 31, 2015
Value-added tax recoverable, current	$2,980	$10,331
Deposit and prepayment for acquisitions, net of provision of $16,500 and $3,518, respectively (a)	2,207	8,426
Other deposit and prepayment , net of provision of $1,445 and nil, respectively (b)	5,533	7,626
Receivable from the Group’s executives and employees, net of provision of $6,059 and $3,233, respectively (c)	9,140	11,966
Other receivable, net of provision of $9,639 and nil, respectively	4,827	1,610
Others, net of provision of $426 and $249, respectively	150	1,238

Total prepaid expenses and other current assets	$24,837	$41,197

(a)    Deposit and prepayment for acquisitions

Deposit and prepayment for acquisitions as at December 31, 2016 include a deposit of $3,313, net of provision for doubtful recoveries of $3,025, paid to acquire 95.68% of the shares in Guo Dian Nai Lun Te Zuo Qi Photovoltaic Power Generation LLC (“Guo Dian”) and prepayment of $3,272, net of provision for doubtful recoveries of $3,272 made to acquire All-Zip Roofing System Group Co., Ltd., (“All-Zip”). During the year ended December 31, 2015, the acquisition for Guo Dian and All-Zip were cancelled as certain closing conditions were not met. The Group has filed legal claims against Guo and All-Zip to collect the prepayment made and made provision for doubtful recoveries based on its assessment of the estimated recoverable amounts.

Included in the deposits and prepayment as at December 31, 2016 was an amount of $8,334, net of provision for doubtful recoveries of $7,964 relating to the acquisition of RE Capital Projects. Please refer to Note 6 — Project Assets for details.

(b)    Other deposit and prepayment

Other deposit and prepayment primarily includes prepayment of $1,176 and $2,923 made to vendors to purchase PV modules, and rental deposits of $3,576 and $2,996 and other deposits as at December 31, 2016 and 2015, respectively.

(c)    Receivable from the Group’s executives and employees

Pursuant to the PRC tax regulations, the income derived from the exercise of the share options and RSU (See Note 21-Stock-based Compensation) is subject to individual income tax (“IIT”), which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. As of December 31, 2016 and 2015, the Group had an outstanding receivable, net of provision, of $9,140 and $11,966 from the executives and employees and the Group had payable to the PRC tax authorities of US$15,199 and $15,199 in relation to the IIT liabilities arising from the exercise of share options and RSU by these executives and employees. During the year ended December 31, 2016, the Group recognized a provision for doubtful recoveries of such receivable of $6,059 (2015: $3,233) up to the estimated recoverable amount based on the market quoted price of the Company’s common share as of December 31, 2016. The provision is included in impairment charges in the consolidated statements of operations.